CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue - Products	$ 4,312,048	$ 6,553,090	$ 4,953,139
Revenue - Products-related parties	9,103,222	0	0
Revenue - Software	3,441,582	2,347,197	3,200,905
Revenue - System integration	390,465	628,880	1,012,088
Revenue - Others	884,584	664,423	1,118,736
Revenue - Others-related parties	57,373	0	0
TOTAL REVENUE	18,189,274	10,193,590	10,284,868
Cost - Products	8,973,539	5,512,305	2,910,334
Cost - Software	733,617	921,432	1,267,834
Cost - System integration	135,224	1,078,103	1,745,647
Cost - Others	25,128	95,350	457,390
TOTAL COST	9,867,508	7,607,190	6,381,205
GROSS PROFIT	8,321,766	2,586,400	3,903,663
Administrative expenses	3,621,570	8,342,842	11,223,502
Research and development expenses	4,031,313	3,044,972	3,446,867
Selling expenses	1,119,586	1,334,147	2,661,545
Impairment of property, plant and equipment	0	0	4,616,679
Impairment of intangible assets and goodwill	0	4,442,367	8,918,427
LOSS FROM OPERATIONS	(450,703)	(14,577,928)	(26,963,357)
Subsidy income	476,517	223,166	501,404
Gain on sale of assets	0	0	29,994,037
Loss on disposal of consolidated entities	0	(575,956)	0
Loss on sale of deposits for land use right	0	(2,762,033)	0
Other income (loss), net	281,556	(326,546)	776,233
Interest income	7,900	17,420	76,716
Interest expense	(450,024)	(498,931)	(3,116,777)
Change in fair value of warrant liability	3,720	34,175	(5,657,988)
Loss from continuing operations before income taxes	(131,034)	(18,466,633)	(4,389,732)
Income tax benefit (expense )	1,070,343	(57,844)	(4,305,028)
Net income (loss) from continuing operations	939,309	(18,524,477)	(8,694,760)
Net income from discontinued operations	0	0	1,498,971
NET INCOME (LOSS)	939,309	(18,524,477)	(7,195,789)
Less: Net (income) loss attributable to the non-controlling interest	(80,704)	353,876	(308,473)
NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$ 858,605	$ (18,170,601)	$ (7,504,262)
CONTINUING OPERATIONS
Basic	$ 0.02	$ (0.45)	$ (0.26)
Diluted	0.02	(0.45)	(0.26)
DISCONTINUED OPERATIONS
Basic	0	0	0.04
Diluted	0	0	0.04
NET EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic	0.02	(0.45)	(0.22)
Diluted	$ 0.02	$ (0.45)	$ (0.22)